Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Contractual Cash Flows and Other Financing (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Liquidity Risk [line items]
Non financial government sector	$ 11,031,678	$ 4,663,926
Financial sector	6,043,634	9,776,280
Non financial private sector and foreign residents	286,923,568	367,578,250
Total	303,998,880	382,018,456
Past Due [member]
Disclosure Of Liquidity Risk [line items]
Non financial private sector and foreign residents	3,625,771	2,918,046
Total	3,625,771	2,918,046
Not later than one month [member]
Disclosure Of Liquidity Risk [line items]
Non financial government sector	2,734,557	240,398
Financial sector	1,835,332	1,687,830
Non financial private sector and foreign residents	90,697,310	80,510,133
Total	95,267,199	82,438,361
Not later than three months [member]
Disclosure Of Liquidity Risk [line items]
Non financial government sector	647,071	620,878
Financial sector	2,206,616	2,667,040
Non financial private sector and foreign residents	27,012,879	36,014,163
Total	29,866,566	39,302,081
Later than three months and not later than six months [member]
Disclosure Of Liquidity Risk [line items]
Non financial government sector	764,311	668,533
Financial sector	471,817	1,854,102
Non financial private sector and foreign residents	24,246,954	39,158,914
Total	25,483,082	41,681,549
Later than six months and not later than one year [member]
Disclosure Of Liquidity Risk [line items]
Non financial government sector	1,837,175	1,146,170
Financial sector	631,406	2,613,172
Non financial private sector and foreign residents	30,283,464	47,410,255
Total	32,752,045	51,169,597
Over 12 months and up to 24 months [member]
Disclosure Of Liquidity Risk [line items]
Non financial government sector	3,027,704	1,489,870
Financial sector	892,996	920,073
Non financial private sector and foreign residents	43,673,909	54,366,672
Total	47,594,609	56,776,615
Later than two years [member]
Disclosure Of Liquidity Risk [line items]
Non financial government sector	2,020,860	498,077
Financial sector	5,467	34,063
Non financial private sector and foreign residents	67,383,281	107,200,067
Total	$ 69,409,608	$ 107,732,207